Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Financial assets
Cash and cash equivalents	$ 744.0	$ 809.5	$ 500.7	$ 357.5	$ 253.7
Receivables	483.4	411.4	305.4
Non-current investments	272.2	344.3	254.3
Financial liabilities
Long-term loans	1,360.7	1,136.6	430.0
Accounts payable and provisions	669.9	670.6	551.9
Interest payable	11.2	4.1	4.5
Short-term loans and current portion of long-term loans	547.0	261.7	691.1
Other non-current liabilities	13.5	19.7
Carrying value
Financial assets
Cash and cash equivalents	744.0	809.5	500.7
Receivables	483.4	411.4	305.4
Non-current investments	272.2	344.3	254.3
Financial liabilities
Long-term loans	1,360.7	1,136.6	430.0
Accounts payable and provisions	669.9	670.6	551.9
Interest payable	11.2	4.1	4.5
Short-term loans and current portion of long-term loans	547.0	261.7	691.1
Other non-current liabilities	13.5	19.7
Fair value
Financial assets
Cash and cash equivalents	744.0	809.5	500.7
Receivables	483.4	411.4	305.4
Non-current investments	272.2	344.3	254.3
Financial liabilities
Long-term loans	1,263.0	1,107.5	430.0
Accounts payable and provisions	669.9	670.6	551.9
Interest payable	11.2	4.1	4.5
Short-term loans and current portion of long-term loans	547.0	261.2	691.1
Other non-current liabilities	$ 13.5	$ 19.7